Note 13: Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 13: Financial Instruments

Note 13: Financial Instruments

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the Derivatives and Hedging Topic of the FASB ASC and those utilized as economic hedges. We operate internationally and, in the normal course of business, are exposed to fluctuations in interest rates, foreign exchange rates and commodity prices. These fluctuations can increase the costs of financing, investing and operating the business. We have used derivative instruments, including swaps, forward contracts and options to manage certain foreign currency, interest rate and commodity price exposures.

By their nature, all financial instruments involve market and credit risks. We enter into derivative and other financial instruments with major investment grade financial institutions and have policies to monitor the credit risk of those counterparties. We limit counterparty exposure and concentration of risk by diversifying counterparties. While there can be no assurance, we do not anticipate any material non-performance by any of these counterparties.

Foreign Currency Forward Contracts. We manage our foreign currency transaction risks to acceptable limits through the use of derivatives that hedge forecasted cash flows associated with foreign currency transaction exposures which are accounted for as cash flow hedges, as deemed appropriate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, and otherwise meet the hedge accounting criteria of the Derivatives and Hedging Topic of the FASB ASC, changes in the derivatives' fair values are not included in current earnings but are included in Accumulated other comprehensive loss. These changes in fair value will subsequently be reclassified into earnings as a component of product sales or expenses, as applicable, when the forecasted transaction occurs. To the extent that a previously designated hedging transaction is no longer an effective hedge, any ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period it occurs.

To the extent the hedge accounting criteria are not met, the foreign currency forward contracts are utilized as economic hedges and changes in the fair value of these contracts are recorded currently in earnings in the period in which they occur. These include hedges that are used to reduce exchange rate risks arising from the change in fair value of certain foreign currency denominated assets and liabilities (e.g. payables, receivables) and other economic hedges where the hedge accounting criteria were not met.

The four quarter rolling average of the notional amount of foreign exchange contracts hedging foreign currency transactions was $10.4 billion and $8.5 billion at December 31, 2011 and 2010, respectively.

Additional information pertaining to foreign exchange and hedging activities is included in Note 1 to the Consolidated Financial Statements.

Commodity Forward Contracts. We enter into commodity forward contracts to reduce the risk of fluctuations in the price we pay for certain commodities (for example, nickel) which are used directly in the production of our products, or are components of the products we procure to use in the production of our products. These hedges are economic hedges and the changes in fair value of these contracts are recorded currently in earnings in the period in which they occur. The fair value and outstanding notional amount of contracts hedging commodity exposures were insignificant at December 31, 2011 and 2010, respectively.

The following table summarizes the fair value of derivative instruments as of December 31:

(Dollars in millions)	Balance Sheet Asset Location	2011	2010

Derivatives designated as hedging instruments:
Foreign Exchange Contracts	Other assets, current	$69	$73
Foreign Exchange Contracts	Other assets	3	24
		72	97

Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Other assets, current	40	31
Foreign Exchange Contracts	Other assets	2	5
		42	36

Total Asset Derivative Contracts		$114	$133

	Balance Sheet Liability Location
Derivatives designated as hedging instruments:
Foreign Exchange Contracts	Accrued liabilities	$81	$16
Foreign Exchange Contracts	Other long-term liabilities	43	1
		124	17

Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Accrued liabilities	40	33
Foreign Exchange Contracts	Other long-term liabilities	1	3
		41	36

Total Liability Derivative Contracts		$165	$53

The impact from foreign exchange derivative instruments that qualified as cash flow hedges for the period was as follows:

	December 31,
(Dollars in millions)	2011	2010
(Loss) gain recorded in Accumulated other comprehensive loss	$(46)	$72
Gain reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	96	119

Assuming current market conditions continue, a $31 million pre-tax loss is expected to be reclassified from Accumulated other comprehensive loss into Product sales to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months. At December 31, 2011, all derivative contracts accounted for as cash flow hedges mature by February 2014.

The effect on the Consolidated Statement of Operations from foreign exchange contracts not designated as hedging instruments was as follows:

	December 31,
(Dollars in millions)	2011	2010
(Loss) gain recognized in Other income, net	$(39)	$153

Fair Value Disclosure. The Fair Value Measurements and Disclosure Topic of the FASB ASC defines fair value, establishes a framework for measuring fair value and expands the related disclosure requirements. The Topic indicates, among other things, that a fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability, and also defines fair value based upon an exit price model.

During 2011, we recorded other-than-temporary impairment charges of $66 million on an equity investment. The impairment charge recorded on our investment was determined by comparing the carrying value of our investment to the closing market value of the shares on the dates the investment was deemed to be impaired.

During 2010, we had certain non-recurring measurements resulting in impairment charges as well as a gain on the re-measurement to fair value of a previously held equity interest. As previously disclosed, during 2010, we recorded approximately $86 million of asset impairment charges associated with disposition activity within both Carrier and Hamilton Sundstrand and also recorded an other-than-temporary impairment charge of $159 million on our equity investment in Clipper, which had a previous carrying value of approximately $248 million. The impairment charge recorded on our investment in Clipper was determined by comparing the carrying value of our investment to the closing market value of the shares on September 30, 2010. In December 2010, as a result of the acquisition of a controlling interest and all of the remaining shares of Clipper, we recorded a $21 million gain from the re-measurement to fair value of our previously held equity interest. Refer to Note 2 to the Consolidated Financial Statements for further discussion.

Valuation Hierarchy. The Fair Value Measurements and Disclosure Topic of the FASB ASC establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows: Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from or corroborated by observable market data through correlation. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2011 and 2010:

(Dollars in millions)	Total Carrying Value at December 31, 2011	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Available-for-sale securities	$926	$926	$-	$-
Derivative assets	114	-	114	-
Derivative liabilities	(165)	-	(165)	-

(Dollars in millions)	Total Carrying Value at December 31, 2010	Quoted price in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Available-for-sale securities	$829	$829	$-	$-
Derivative assets	133	-	133	-
Derivative liabilities	(53)	-	(53)	-

Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally. They are measured at fair value using closing stock prices from active markets and are classified within Level 1 of the valuation hierarchy. Our derivative assets and liabilities include foreign exchange contracts and commodity derivatives that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. Based on these inputs, the derivative assets and liabilities are classified within Level 2 of the valuation hierarchy. Based on our continued ability to trade securities and enter into forward contracts, we consider the markets for our fair value instruments to be active. As of December 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

As of December 31, 2011, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.

The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2011 and 2010:

	2011		2010
(Dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$283	$276	$300	$276
Customer financing notes receivable	309	297	376	346
Long-term debt (excluding capitalized leases)	(9,575)	(11,639)	(10,117)	(11,500)

The above fair values were computed based on comparable transactions, quoted market prices, discounted future cash flows or an estimate of the amount to be received or paid to terminate or settle the agreement, as applicable. Differences from carrying amounts are attributable to interest and or credit rate changes subsequent to when the transaction occurred. The fair values of Cash and cash equivalents, Accounts receivable, net, Short-term borrowings, and Accounts payable approximate the carrying amounts due to the short-term maturities of these instruments.

We had outstanding commercial aerospace financing and other contractual commitments totaling approximately $2,270 million and $2,032 million at December 31, 2011 and 2010, respectively. Risks associated with changes in interest rates on these commitments are mitigated by the fact that interest rates are variable during the commitment term, and are set at the date of funding based on current market conditions, the fair value of the underlying collateral and the credit worthiness of the customers. As a result, the fair value of these financings is expected to equal the amounts funded. The fair value of the commitment itself is not readily determinable and is not considered significant. Additional information pertaining to these commitments is included in Note 4 to the Consolidated Financial Statements.